Note 16 - Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2021
Current prepayments and current accrued income [abstract]
Note 16 - Receivables and Prepayments, Net

16           Receivables and prepayments, net

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Prepaid expenses and other receivables	38,080	26,457
Government entities	2,363	3,075
Employee advances and loans	5,974	4,672
Advances to suppliers and other advances	17,225	14,661
Government tax refunds on exports	8,419	2,723
Receivables from related parties	5,919	16,217
Others	21,502	13,961
	99,482	81,766
Allowance for other doubtful accounts, see note 24 (i)	(3,206)	(3,917)
	96,276	77,849